Incentive Units - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2013	Nov. 30, 2013	Dec. 31, 2013	Jun. 18, 2014
Equity Incentive Plan [Line Items]
Compensation expense	$ 954,627,000	$ 46,837,000	$ 10,933,000
Accrued liabilities	199,000,000	98,130,000				98,130,000
Exchange of incentive units	193,435,414	0				0
Carrying amount of the noncontrolling interest	1,120,554,000	580,615,000				580,615,000
Fair value of consideration paid for noncontrolling interests	3,292,000	15,135,000	0
BlueStone Natural Resources Holdings, LLC [Member]
Equity Incentive Plan [Line Items]
Compensation expense	1,000,000	20,700,000	0
BlueStone Natural Resources Holdings, LLC [Member] | Special Tier and Tier I Unit Holders [Member]
Equity Incentive Plan [Line Items]
Percentage of future distributions incentive unit holders are entitled to after payout has been achieved	16.50%
Tanos Energy LLC [Member]
Equity Incentive Plan [Line Items]
Percentage of ownership interest sold to company				1.066%
Compensation expense as component of general and administrative expense		5,800,000
Black Diamond, Classic GP and Classic
Equity Incentive Plan [Line Items]
Compensation expense					12,600,000
WildHorse Resources, LLC [Member]
Equity Incentive Plan [Line Items]
Compensation expense	831,100,000					10,000,000
Accrued liabilities		10,000,000				10,000,000
Percentage of interest contributed former management members							0.10%
Exchange of incentive units							42,334,323
Cash consideration paid to certain former management members							30,000,000
Carrying amount of the noncontrolling interest							400,000
Fair value of consideration paid for noncontrolling interests	3,300,000
Cash component of incentive unit compensation expense	26,700,000
Incentive units exchanges for shares of our common stock	804,400,000
MRD Holdco LLC [Member]
Equity Incentive Plan [Line Items]
The number of incentive units authorized by governing documents	1,000
Remaining expected life	3 years
MRD Holdco LLC [Member] | Exchanged Incentive Units [Member]
Equity Incentive Plan [Line Items]
Percentage of future distributions incentive unit holders are entitled to after payout has been achieved	9.30%
Compensation expense	111,500,000
Incentive units granted in an exchange for cancelled predecessor awards	930
Unrecognized compensation expense	105,500,000
Remaining expected life	2 years 4 months 28 days
MRD Holdco LLC [Member] | Subsequent Incentive Units [Member]
Equity Incentive Plan [Line Items]
Percentage of future distributions incentive unit holders are entitled to after payout has been achieved	0.70%
Compensation expense	400,000
Unrecognized compensation expense	$ 1,700,000
Remaining expected life	2 years 4 months 28 days
Subsequent incentive units	70
Minimum [Member]
Equity Incentive Plan [Line Items]
Ranging of distributions for incentive units	10.00%
Maximum [Member]
Equity Incentive Plan [Line Items]
Ranging of distributions for incentive units	31.50%